Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (97.2%)
Communication Services (4.8%)
*	Alphabet Inc. Class A	187,967	266,547
*	Alphabet Inc. Class C	170,619	241,189
*	Baidu Inc. ADR	1,244,200	149,167
*	Electronic Arts Inc.	400,000	52,820
*	Facebook Inc. Class A	187,400	42,553
*	ZoomInfo Technologies Inc. Class A	274,700	14,018
	Walt Disney Co.	48,757	5,437
*	T-Mobile US Inc.	31,896	3,322
*	Pinterest Inc. Class A	75,500	1,674
*	Snap Inc.	22,000	517
*	Madison Square Garden Sports Corp.	3,100	455
*	Madison Square Garden Entertainment Corp. Class A	3,100	232
			777,931
Consumer Discretionary (10.2%)
*	Alibaba Group Holding Ltd. ADR	1,770,600	381,918
*,^	Tesla Inc.	322,966	348,742
*	CarMax Inc.	2,508,097	224,600
*	Amazon.com Inc.	71,985	198,594
	TJX Cos. Inc.	3,055,600	154,491
	Sony Corp. ADR	1,502,250	103,851
	Royal Caribbean Cruises Ltd.	905,800	45,562
^	Carnival Corp.	2,714,845	44,578
	eBay Inc.	610,400	32,015
	Ross Stores Inc.	246,800	21,037
*	Capri Holdings Ltd.	1,250,000	19,537
*,^	Norwegian Cruise Line Holdings Ltd.	1,004,150	16,498
	Las Vegas Sands Corp.	291,900	13,293
	Marriott International Inc. Class A	131,300	11,256
	Newell Brands Inc.	500,000	7,940
	Hilton Worldwide Holdings Inc.	76,333	5,607
	Restaurant Brands International Inc.	88,500	4,835
*	Ulta Beauty Inc.	23,000	4,679
	Lowe's Cos. Inc.	33,200	4,486
	Whirlpool Corp.	24,100	3,122
	Darden Restaurants Inc.	15,000	1,137
	Gildan Activewear Inc. Class A	25,000	387
*	Burlington Stores Inc.	1,950	384
*	AutoZone Inc.	220	248
*	Five Below Inc.	1,600	171
			1,648,968
Energy (1.6%)
	Pioneer Natural Resources Co.	1,026,373	100,277
	Hess Corp.	1,425,474	73,854
*,^	Transocean Ltd.	11,836,496	21,661

	Cabot Oil & Gas Corp.	1,260,550	21,656
	EOG Resources Inc.	402,121	20,371
*	Southwestern Energy Co.	3,500,000	8,960
	TechnipFMC plc	437,000	2,989
			249,768
Financials (5.8%)
	E*TRADE Financial Corp.	3,814,169	189,678
	Northern Trust Corp.	1,639,251	130,058
	Bank of America Corp.	5,201,417	123,534
	Charles Schwab Corp.	3,311,660	111,735
	Raymond James Financial Inc.	1,602,770	110,319
	Wells Fargo & Co.	3,439,400	88,049
	JPMorgan Chase & Co.	703,336	66,156
	Discover Financial Services	1,031,488	51,667
	Progressive Corp.	306,700	24,570
	CME Group Inc.	146,954	23,886
	LPL Financial Holdings Inc.	93,000	7,291
	Citigroup Inc.	80,000	4,088
			931,031
Health Care (33.9%)
	Eli Lilly and Co.	4,972,018	816,306
*	BioMarin Pharmaceutical Inc.	5,245,030	646,922
	Amgen Inc.	2,441,799	575,923
*	Biogen Inc.	2,007,950	537,227
*	Seattle Genetics Inc.	2,345,842	398,605
	Novartis AG ADR	3,263,600	285,043
*	QIAGEN NV	6,606,700	282,833
	Bristol-Myers Squibb Co.	3,400,430	199,945
	Thermo Fisher Scientific Inc.	523,264	189,599
*	Boston Scientific Corp.	4,786,476	168,053
*	Illumina Inc.	415,370	153,832
	Roche Holding AG	408,018	141,358
	AstraZeneca plc ADR	2,280,500	120,616
*	Edwards Lifesciences Corp.	1,605,000	110,922
*	Elanco Animal Health Inc.	4,383,116	94,018
*	BeiGene Ltd. ADR	471,881	88,902
	PerkinElmer Inc.	843,790	82,767
*,^	BioNTech SE ADR	1,213,516	80,990
*	Alkermes plc	3,872,900	75,154
*	LivaNova plc	1,356,850	65,305
*	FibroGen Inc.	1,519,018	61,566
	Abbott Laboratories	654,900	59,877
*	Charles River Laboratories International Inc.	342,000	59,628
	Zimmer Biomet Holdings Inc.	472,300	56,374
*	BeiGene Ltd.	2,366,000	34,808
*	Alcon Inc.	535,440	30,691
	Agilent Technologies Inc.	213,000	18,823
	Medtronic plc	157,000	14,397
1	Siemens Healthineers AG	136,900	6,581
*	ImmunoGen Inc.	657,127	3,023
*	Adaptive Biotechnologies Corp.	28,100	1,359
	Cerner Corp.	9,400	644
			5,462,091
Industrials (10.9%)
	Southwest Airlines Co.	9,634,500	329,307
	FedEx Corp.	1,792,074	251,285

*	Aecom	4,649,930	174,745
	Jacobs Engineering Group Inc.	1,963,619	166,515
*	Airbus SE	2,174,900	155,841
*	United Airlines Holdings Inc.	4,236,193	146,615
	Delta Air Lines Inc.	3,581,710	100,467
^	American Airlines Group Inc.	5,617,800	73,425
*	JetBlue Airways Corp.	6,368,550	69,417
	TransDigm Group Inc.	114,619	50,667
	Old Dominion Freight Line Inc.	214,100	36,309
	IDEX Corp.	216,730	34,252
	Curtiss-Wright Corp.	335,000	29,909
	Textron Inc.	812,100	26,726
*	Lyft Inc. Class A	738,625	24,382
	Caterpillar Inc.	177,900	22,504
	Raytheon Technologies Corp.	345,600	21,296
*	Ryanair Holdings plc ADR	239,300	15,875
	Carrier Global Corp.	485,600	10,790
	Otis Worldwide Corp.	180,300	10,252
	Rockwell Automation Inc.	41,400	8,818
*	Uber Technologies Inc.	9,500	295
			1,759,692
Information Technology (30.0%)
	Microsoft Corp.	2,222,550	452,311
*	Adobe Inc.	950,800	413,893
*	Splunk Inc.	1,867,120	370,997
*	Micron Technology Inc.	5,638,800	290,511
	Texas Instruments Inc.	2,264,350	287,505
	QUALCOMM Inc.	2,542,990	231,946
	NetApp Inc.	5,199,300	230,693
	KLA Corp.	1,145,400	222,757
	ASML Holding NV	603,000	221,922
*	Flex Ltd.	18,916,002	193,889
*	Trimble Inc.	4,160,028	179,672
*	Descartes Systems Group Inc.	3,287,465	173,907
*,^	Cree Inc.	2,914,672	172,519
	Universal Display Corp.	959,764	143,600
	NVIDIA Corp.	364,100	138,325
	Corning Inc.	5,111,174	132,379
	Visa Inc. Class A	542,200	104,737
	Entegris Inc.	1,437,800	84,902
*	PayPal Holdings Inc.	451,800	78,717
*	FormFactor Inc.	2,364,041	69,337
	Intuit Inc.	201,000	59,534
	Telefonaktiebolaget LM Ericsson ADR	6,398,000	59,501
*	VMware Inc. Class A	376,600	58,320
*	Nuance Communications Inc.	2,231,400	56,466
	Teradyne Inc.	642,300	54,281
*	BlackBerry Ltd.	8,198,376	40,090
	Jabil Inc.	1,204,000	38,624
	HP Inc.	2,154,600	37,555
*	Keysight Technologies Inc.	371,560	37,446
	Apple Inc.	91,200	33,270
	Hewlett Packard Enterprise Co.	3,104,975	30,211
	Intel Corp.	503,400	30,118
	Oracle Corp.	405,000	22,384
	Nokia Oyj ADR	4,095,100	18,018
*	Autodesk Inc.	61,200	14,638

* Cerence Inc.		272,800	11,141
Plantronics Inc.		698,800	10,258
* Palo Alto Networks Inc.		44,100	10,129
* salesforce.com Inc.		50,000	9,367
Analog Devices Inc.		39,800	4,881
Western Digital Corp.		91,700	4,049
Mastercard Inc. Class A		9,600	2,839
* RingCentral Inc. Class A		2,600	741
Applied Materials Inc.		10,700	647
* Crowdstrike Holdings Inc. Class A		5,750	577
* Okta Inc.		2,700	541
* Arista Networks Inc.		50	11
			4,840,156
Materials (0.0%)
Albemarle Corp.		400	31

Real Estate (0.0%)
Alexandria Real Estate Equities Inc.		10,300	1,671
American Homes 4 Rent Class A		10,500	282
			1,953
Total Common Stocks (Cost $7,007,089)			15,671,621
	Coupon
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
2,3 Vanguard Market Liquidity Fund (Cost
$626,671)	0.227%	6,268,038	626,804
Total Investments (101.1%) (Cost $7,633,760)			16,298,425
Other Assets and Liabilities -Net (-1.1%)			(176,672)
Net Assets (100%)			16,121,753
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $199,113,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of this security represented 0.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $204,739,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset

Capital Opportunity Fund

value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	15,333,033	338,588	—	15,671,621
Temporary Cash Investments	626,804	—	—	626,804
Total	15,959,837	338,588	—	16,298,425